Short Term Loans (Details)	Jun. 30, 2018 USD ($)
Short Term Loans [Abstract]
Loan from Bank of Communication, with an interest rate of 5.655% per annum due on July 20, 2018	$ 740,506
Loan from China Merchants Bank, with an interest rate of 5.655% per annum due in July and August, 2018, respectively	1,813,483
Total	$ 2,553,989